Subsequent Events	7 Months Ended	12 Months Ended
	Aug. 07, 2023	Dec. 31, 2023
Subsequent events [Line Items]
Subsequent Events
NOTE 20	Subsequent Events
The Company performed an evaluation of subsequent events through May 10, 2024, the date these financial statements were available to be issued, and determined there were no recognized or unrecognized subsequent events that would require an adjustment to the financial statements or additional disclosure.

Boa Vista Servicos S A [member]
Subsequent events [Line Items]
Subsequent Events
33	Subsequent events
Capital reduction
On October 13, 2023, the Company reduced its capital in the amount of R$797,874, according to the approval at the Extraordinary General Meeting on August 16, 2023.
Dividends payment
On October 11, 2023, the Company paid dividends in the amount of R$277,127, according to the approval at the Extraordinary General Meeting on August 16, 2023.